Related party	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Related party

27. Related party

The following is a list of the Company’s subsidiaries as at March 31, 2019:

Direct subsidiaries	Step subsidiaries	Place of incorporation

WNS Global Services Netherlands Cooperatief U.A.		The Netherlands

	WNS Global Services Philippines Inc.	Philippines

	WNS Global Services (Romania) S.R.L.	Romania

WNS North America Inc.		Delaware, USA

	WNS Business Consulting Services Private Limited	India

	WNS Global Services Inc.	Delaware, USA

	WNS BPO Services Costa Rica, S.R.L	Costa Rica

	Denali Sourcing Services Inc.(1)	Delaware, USA

WNS Assistance Limited (previously WNS Workflow Technologies Limited)		United Kingdom

	WNS Assistance (Legal) Limited(2)	United Kingdom

	Accidents Happen Assistance Limited	United Kingdom

	WNS Legal Assistance LLP(3)	United Kingdom

WNS (Mauritius) Limited		Mauritius

	WNS Capital Investment Limited	Mauritius

	- WNS Customer Solutions (Singapore) Private Limited	Singapore

	- WNS Global Services (Australia) Pty Ltd	Australia

	- WNS New Zealand Limited(4)	New Zealand

	- Business Applications Associates Beijing Ltd	China

	WNS Global Services Private Limited(5)	India

	- WNS Global Services (UK) Limited(6)	United Kingdom

	- WNS Global Services SA (Pty) Limited	South Africa

	- WNS B-BBEE Staff Share Trust(7)	South Africa

	- Ucademy (Pty) Limited(8)	South Africa

	- WNS SA Domestic (Pty) Limited(9)	South Africa

	- MTS HealthHelp Inc.(10)	Delaware, USA

	- HealthHelp Holdings LLC(10)	Delaware, USA

	- HealthHelp LLC(10)	Delaware, USA

	- WNS-HealthHelp Philippines Inc.(11)	Philippines

	- Value Edge Inc.(12)	Delaware, USA

	- Value Edge AG.(12)	Switzerland

	- Value Edge GmbH(12)	Germany

	WNS Global Services (Private) Limited	Sri Lanka

	WNS Global Services (Dalian) Co. Ltd.	China

	WNS Global Services (UK) International Limited(13)	United Kingdom

	- WNS Global Services North Americas Inc.(14)	Delaware, USA

Notes:

(1)	On January 20, 2017, the Company acquired all outstanding equity shares of Denali Sourcing Services Inc.
(2)	WNS Assistance (Legal) Limited, a wholly-owned subsidiary of WNS Assistance Limited, was incorporated on April 20, 2016.
(3)

WNS Legal Assistance LLP is a limited liability partnership, organized under the laws of England and Wales in November 2014. WNS Legal Assistance LLP provides legal services in relation to personal injury claims within the Auto Claims BPM (as defined in Note 27) segment in the UK. During the year ended March 31, 2018, the Company acquired 20% of the equity capital of WNS Legal Assistance LLP from Prettys Solicitors (the non-controlling interest in WNS Legal Assistance LLP) as a consequence of which, WNS Legal Assistance LLP has become a wholly-owned subsidiary of WNS Assistance Limited. As at March 31, 2019, WNS Legal Assistance LLP is 98.75% owned by WNS Assistance Limited and 1.25% owned by WNS Assistance (Legal) Limited.

(4)	WNS New Zealand Limited, a wholly-owned subsidiary of WNS Global Services (Australia) Pty Ltd, was incorporated on June 13, 2017.
(5)

WNS Global Services Private Limited is held jointly by WNS (Mauritius) Limited and WNS Customer Solutions (Singapore) Private Limited. The percentage of holding of WNS (Mauritius) Limited is 80% and of WNS Customer Solutions (Singapore) Private Limited is 20%.

(6)

WNS Global Services (UK) Limited is jointly held by WNS Global Services Private Limited and WNS (Holdings) Limited. As at March 31, 2019, the percentage of holding of WNS Global Services Private Limited is 71.7% and of WNS (Holdings) Limited is 28.3%.

(7)

The WNS B-BBEE Staff Share Trust (the “trust”) was registered on April 26, 2017 in relation to the grant of share appreciation rights by WNS Global Services SA (Pty) Limited. The trust holds 10% of the equity capital of WNS Global Services SA (Pty) Limited and the balance 90% is held by WNS Global Services (UK) Limited.

(8)	Ucademy (Pty) Limited has been incorporated as a subsidiary of WNS Global Services SA (Pty) Limited with effect from June 20, 2016
(9)	WNS SA Domestic (Pty) Limited, a wholly-owned subsidiary of WNS Global Services SA (Pty) Limited, was incorporated on December 19, 2018.
(10)

On March 15, 2017, the Company acquired all ownership interests of MTS HealthHelp Inc. and its subsidiaries, which existed on that date. HealthHelp Holdings LLC is 63.7% owned by MTS HealthHelp Inc. and 36.3% owned by WNS North America Inc.

(11)	WNS-HealthHelp Philippines Inc., a wholly-owned subsidiary of HealthHelp LLC, was incorporated on December 21, 2018.
(12)

On June 14, 2016, the Company acquired all outstanding equity shares of Value Edge Research Services Private Limited. As part of the acquisition, the Company also acquired the three subsidiaries of Value Edge Research Services Private Limited, which existed on that date. Value Edge Research Services Private Limited was merged with and into WNS Global Services Private Limited pursuant to a Scheme of Amalgamation approved by the National Company Law Tribunal on July 27, 2017.

(13)	WNS Global Services (UK) International Limited, a wholly-owned subsidiary of WNS (Mauritius) Limited, was incorporated on September 17, 2018.
(14)	WNS Global Services North Americas Inc, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on October 4, 2018.

Name of the related party	Relationship
Acumentor Inc. (with effect from (“w.e.f.”) April 1, 2014)	An entity of which a member of key management is the sole proprietor

Razmatazz Events	An entity which a close relative of the member of key management owns and controls

Core Developers Private Limited (w.e.f. September 12, 2018)	An entity in which a member of key management has a controlling stake

Surface Architectural Supply Inc. (w.e.f. September 1, 2014)	An entity in which a member of key management has a controlling stake

J F Fitness of North America (w.e.f. September 1, 2014)	An entity in which a member of key management has a controlling stake

Sheron LLC (w.e.f. April 1, 2014) (Ceased to be a related party from January 31, 2019)	An entity which a member of key management and his close relative jointly own and control

JF Manufacturing LLC ( w.e.f. May 22, 2017)	An entity in which a member of key management has a controlling stake

Haviland Digital Limited (w.e.f. July 1, 2017)	An entity in which a member of key management has a sole controlling stake

Mission Control Productions Limited (w.e.f. July 1, 2017)	An entity in which a member of key management has a controlling stake

Mirabilis Technology Services Limited (w.e.f. July 1, 2017)	An entity in which a member of key management has a controlling stake

Haviland Digital Co-Productions Limited (w.e.f. July 1, 2017)	An entity in which a member of key management has a sole controlling stake

35 Yard Development (w.e.f. July 1, 2017)	An entity in which a member of key management has a joint controlling stake

Vitality Risk LLC (w.e.f. October 27, 2017)	An entity in which a member of key management has a sole controlling stake

Cyber Speciality LLC (w.e.f from February 1, 2019)	An entity in which a member of key management has a joint controlling stake

Key management personnel
Adrian T. Dillon	Chairman

Keshav R. Murugesh	Director and Group Chief Executive Officer

Renu S. Karnad	Director

Anthony A. Greener (Ceased to be director from September 27, 2016)	Director

Albert Aboody (Ceased to be director from September 27, 2017)	Director

Swaminathan Rajamani	Chief People Officer

Ronald Gillette (Ceased from January 31, 2019)	Chief Operating Officer

Gautam Barai (Appointed on January 31, 2019)	Chief Operating Officer

Sanjay Puria	Group Chief Financial Officer

Gareth Williams	Director

Michael Menezes	Director

John Freeland	Director

Francoise Gri	Director

Keith Haviland (Appointed on July 1, 2017)	Director

Mario P. Vitale (Appointed on October 27, 2017)	Director

	Year ended March 31,
Nature of transaction with related parties	2019	2018	2017
Key management personnel*
Remuneration and short-term benefits	6,464	6,614	4,592
Defined contribution plan	97	94	89
Other benefits	16	17	15
Share-based compensation expense	14,957	17,677	13,347

*	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.